RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial liabilities	274,729,544	249,900,662
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,012,350	32,568,274
Financial liabilities	1,033,592	2,371,927
Net position	$ 38,978,758	$ 30,196,347